Vessels, net (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying combined carve-out balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$17,289,465	$(1,640,906)	$15,648,559
Capitalized vessel improvements	803,959	—	803,959
Vessel disposal	(9,215,299)	1,143,042	(8,072,257)
Depreciation	—	(963,369)	(963,369)
Balance December 31, 2023	$8,878,125	$(1,461,233)	$7,416,892
Capitalized vessel improvements	34,714	—	34,714
Depreciation	—	(575,703)	(575,703)
Balance December 31, 2024	$8,912,839	$(2,036,936)	$6,875,903